SUPPLEMENT DATED OCTOBER 16, 2018 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2018

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity – FP Series

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

As applicable to your Prospectus, this supplement describes the following changes to the (1) MainStay VP Absolute Return Multi-Strategy Portfolio (the “MSVP ARMS Portfolio” or “Acquired Portfolio”), (2) MainStay VP MFS Utilities Portfolio (the “MSVP MFS Portfolio”) and (3) MainStay VP VanEck Global Hard Assets Portfolio (the “MSVP VanEck Portfolio”) that will become effective on November 30, 2018 (the “Effective Date”).

1.        MSVP ARMS PORTFOLIO MERGER

The Board of Trustees of the Mainstay VP Funds Trust (the “Board”) have approved a proposal that the MainStay VP Absolute Return Multi-Strategy Portfolio (the “Acquired Portfolio”) be merged into the MainStay

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VP IQ Hedge Multi-Strategy Portfolio (the “Acquiring Portfolio”), followed by the complete liquidation of the Acquired Portfolio (the “Merger”). Shareholder approval is required for the Merger to take place. If shareholder approval is obtained, on or about November 26, 2018, the Merger will take place on the Effective Date.

Proposed Merger
Acquired Portfolio	Acquiring Portfolio
MainStay VP Absolute Return Multi-Strategy Portfolio	MainStay VP IQ Hedge Multi-Strategy Portfolio

As a result of the Merger, the Acquiring Portfolio will be available as an investment option under your Policy on the Effective Date.

The Prospectus, as applicable, will be revised as follows:

1.	All references to the Acquired Portfolio will be replaced with the Acquiring Portfolio.

2.	The Acquiring Portfolio’s subadviser is IndexIQ Advisors LLC.

3.	The maximum percentage listed in the “Total Annual Portfolio Company Operating Expenses” table will be deleted and replaced with 1.45%.

4.	The following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense After Fee Waiver and/or Expense Reimbursement
MainStay VP IQ Hedge Multi-Strategy – Service Class	0.75%	0.25%	0.07%	0.25%	1.32%	(0.12%)	1.20%*
*

Total Fund Annual Expense After Fee Waiver and/or Expenses Reimbursement has been restated to reflect an expense limitation agreement. New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses of Service Class shares do not exceed 0.95% of average daily net assets. This agreement will remain in effect until May 1, 2020, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Information regarding the Acquiring Portfolio, including the investment objective, policies, risks and fees and expenses, is contained in the Acquiring Portfolio’s prospectus included with this supplement.

Policyowners with Policy Value Allocated to the Acquired Portfolio:

As a result of the Merger, unless you take action (see “Prior to the Effective Date” and “After the Effective Date” below), on the Effective Date, any policy value you have allocated to the Acquired Portfolio will be transferred to the Acquiring Portfolio.

Prior to the Effective Date. For forty-five (45) days before the Effective Date, if you have allocations in the Acquired Portfolio, you may transfer such allocations to any other available investment option without any

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charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Investment Division for the Acquired Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Acquired Portfolio to other investment options that we currently offer.

Until the Effective Date, we will continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep), involving the Acquired Portfolio, unless you provide us with alternate allocation instructions. Also note that the Acquired Portfolio will not accept new premium payment allocations or transfers as of the Effective Date.

On the Effective Date. Any of your allocations that remain in the Acquired Portfolio will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Division for the Acquiring Portfolio. All policyowners affected by the Merger will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the Merger will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Division for the Acquiring Portfolio may be different from the number of units in the Investment Division for the Acquired Portfolio.

After the Effective Date. Immediately following the Effective Date, the Acquired Portfolio will no longer be available as an investment option under the policies. In addition, for the sixty (60) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Division for the Acquiring Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Investment Division for the Acquiring Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Acquiring Portfolio to other investment options that we currently offer.

We will also continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Acquired Portfolio will be processed to or from the Acquiring Portfolio.

A complete list of the investment options that are available under your policy, other than the Acquired Portfolio, is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by contacting your registered representative.

2.        MSVP MFS UTILITIES PORTFOLIO CHANGES

a.

Name Change.  The MSVP MFS Utilities Portfolio will be renamed MainStay VP Fidelity Institutional AMSM Utilities. All references to the MSVP MFS Utilities Portfolio will be deleted and replaced with MainStay VP Fidelity Institutional AMSM Utilities.

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b.	Subadviser Change. All references to Massachusetts Financial Services Company, the current subadviser, will be replaced by FIAM, LLC.

c.	Fees and Expenses. The following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense
MainStay VP Fidelity Institutional AMSM Utilities – Service Class	0.63%	0.25%	0.04%	0.92%
*	Current management fee. The management fee is as follows: 0.64% on assets up to $1 billion; 0.61% on assets from $1 billion to $3 billion; and 0.60% on assets over $3 billion.

3.        MSVP VANECK PORTFOLIO CHANGES

a.

Name Change.  The MSVP VanEck Portfolio will be renamed MainStay VP Mellon Natural Resources. All references to the MSVP VanEck Portfolio will be deleted and replaced with MainStay VP Mellon Natural Resources.

b.	Subadviser Change. All references to VanEck Associates Corporation, the current subadviser, will be replaced by BNY Mellon Asset Management North America Corporation.

c.	Fees and Expenses. The following will replace the existing entry in the table showing “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees*	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense
MainStay VP Mellon Natural Resources – Initial Class	0.79%	0.00%	0.05%	0.84%

*Current management fee. The management fee is as follows: 0.79% on assets up to $1 billion; and 0.78% on assets over $1 billion.

Please note, for the MSVP MFS Utilities and MSVP VanEck Portfolio changes, at any time prior to, or within thirty (30) days after the Effective Date, if you have allocations in the Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see “Limits on Transfers” in the Prospectus for your policy) and subject to the restrictions that may apply if you have elected a rider) and without the transfer counting toward the number of free transfers that otherwise may be made in a given policy year. Such transfer will be based on the Accumulation Unit value of the Investment Division as of the close of the Business Day that we receive the transfer request. Please see the Prospectus for your Policy for information on how to complete transfers from the Portfolio to other investment options that we currently offer. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy.

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New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

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